WARRANTS (Details Textual) (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Apr. 15, 2013
Weighted average grant-date fair value of warrants granted	$ 1.53		$ 423
Fair value of warrants granted and vested	$ 21,956		$ 25,565
Exercise price of warrants							0.75
Accretion Of Debt Discount	4,863		16,351		16,351	21,214
Proceeds From Financing Agreement	500,000					500,000
Hartford Equity Inc
Fair value of warrants granted and vested	914,338
Grants	4,000,000
Proceeds From Financing Agreement	2,000,000
Newmarket Traders Ltd
Fair value of warrants granted and vested	224,298
Grants	1,000,000
Proceeds From Financing Agreement	500,000
Related Party
Fair value of warrants granted and vested	21,956
Grants	3,000
Debt discount accreted	2,597
Exercise price of warrants	0.01					0.01
Notes payable, amount per warrant	$ 10
Third Party Lender
Grants	19,500